Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Debt [Table Text Block]
	December 31,	December 31,
	2025	2024

Credit Agreement	$859,789	$1,055,119
3.84% Senior Notes	-	30,000
4.53% Notes	60,000	60,000
5.48% Notes	50,000	50,000
5.60% Notes	25,000	25,000
5.64% Notes	50,000	50,000
Capital leases maturing at various dates through 2030	37,887	28,591
	1,082,676	1,298,710
Less: current portion	13,649	41,567

Long-term debt - non-current	$1,069,027	$1,257,143

Schedule of Maturities of Long-Term Debt [Table Text Block]
2026	$13,649
2027	10,209
2028	6,805
2029	55,060
2030 and thereafter	996,953